TRADE PAYABLES AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2023
Trade Payables And Accrued Liabilities
TRADE PAYABLES AND ACCRUED LIABILITIES

14. TRADE PAYABLES AND ACCRUED LIABILITIES

	December 31, 2023	December 31, 2022
Trade accounts payable	$1,259,623	$751,422
Accrued liabilities	1,345,649	2,031,545
Government grant payable	33,709	33,709
	$2,638,981	$2,816,676